Common Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Common Stock Options

Note 12. Common Stock Options

On May 9, 2011, the Company adopted the 2016 Incentive Stock Award Plan (the “2011 Plan”), on August 12, 2016, the Company adopted the 2016 Incentive Stock Award Plan (the “2016 Plan”), on August 3, 2020, the Company adopted the 2020 Stock Plan (the “2020 Plan”), and on December 1, 2021, the Company adopted the 2021 Incentive Stock Award Plan (the “2021 Plan”), collectively (the “Plans”). The purpose of the Plans is to grant options to purchase our common stock, and other incentive awards, to our employees, directors and key consultants.

The maximum number of shares of common stock that may be issued pursuant to awards granted under the 2020 Plan was 500,000. On December 1, 2021, all prior stock award plans were retired, and the 2021 Plan was adopted. The maximum number of shares of common stock that may be issued pursuant to awards granted under the 2021 Plan is 10,000,000. The shares of our common stock underlying cancelled and forfeited awards issued under the 2021 Plan may again become available for grant under the 2021 Plan. As of March 31, 2022, there were 3,000,000 shares available for grant under the 2021 Plan, and no shares were available for grant under the 2020 Plan, 2016 Plan, or 2011 Plan.

On August 21, 2020 the Board approved the repricing of the exercise price of outstanding stock options that had been issued to directors and employees to $0.25 per share.

Stock-based compensation cost is measured at the grant date, based on the fair value of the awards that are ultimately expected to vest, and recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

The following table summarizes stock option activity during the three months ended March 31, 2023:

		Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2022	259,250	$0.25
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding at March 31, 2023	259,250	$0.25

Exercisable at December 31, 2022	259,250	0.25
Exercisable at March 31, 2023	259,250	0.25

The weighted average remaining contractual life of all options outstanding, vested and exercisable as of March 31, 2023 was 1.8 years. The aggregate intrinsic value of options outstanding as of March 31, 2023 was zero, based on the fair value of the Company’s common stock on March 31, 2023.

Additional information regarding stock options outstanding and exercisable as of March 31, 2023 is as follows:

Option		Remaining
Exercise	Options	Contractual	Options
Price	Outstanding	Life (in years)	Exercisable
$0.25	259,250	1.8	259,250

Note 14. Common Stock Options

On May 9, 2011, the Company adopted the 2016 Incentive Stock Award Plan (the “2011 Plan”), on August 12, 2016, the Company adopted the 2016 Incentive Stock Award Plan (the “2016 Plan”), on August 3, 2020, the Company adopted the 2020 Stock Plan (the “2020 Plan”), and on December 1, 2021, the Company adopted the 2021 Incentive Stock Award Plan (the “2021 Plan”), collectively (the “Plans”). The purpose of the Plans is to grant options to purchase our common stock, and other incentive awards, to our employees, directors and key consultants.

The maximum number of shares of common stock that may be issued pursuant to awards granted under the 2020 Plan was 500,000. On December 1, 2021, all prior stock award plans were retired, and the 2021 Plan was adopted. The maximum number of shares of common stock that may be issued pursuant to awards granted under the 2021 Plan is 10,000,000. The shares of our common stock underlying cancelled and forfeited awards issued under the 2021 Plan may again become available for grant under the 2021 Plan. As of December 31, 2022, there were 10,000,000 shares available for grant under the 2021 Plan, and no shares were available for grant under the 2020 Plan, 2016 Plan, or 2011 Plan.

On August 21, 2020 the Board approved the repricing of the exercise price of outstanding stock options that had been issued to directors and employees to $0.25 per share.

Stock-based compensation cost is measured at the grant date, based on the fair value of the awards that are ultimately expected to vest, and recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

The following table summarizes stock option activity during the years ended December 31, 2022 and 2021:

		Weighted
		Average
		Exercise
	Options	Price
Outstanding at December 31, 2020	789,250	$0.32
Granted	7,300,000	2.55
Exercised	(317,500)	0.29
Forfeited/Cancelled	(120,000)	0.30
Outstanding at December 31, 2021	7,651,750	$2.45
Granted	—	—
Exercised	(217,500)	0.42
Forfeited/Cancelled	(7,175,000)	2.59
Outstanding at December 31, 2022	259,250	$0.25

Exercisable at December 31, 2020	451,448	$0.32
Exercisable at December 31, 2021	4,151,750	$2.28
Exercisable at December 31, 2022	259,250	$0.25

The following table presents the assumptions used to estimate the fair values based upon a Black-Scholes option pricing model of the stock options granted during the years ended December 31, 2022 and 2021:

Assumptions
Expected dividend yield	0%
Risk-free interest rate	0.12 - 0.82%
Expected life (in years)	2.5 – 3.0
Expected volatility	297 - 545%

The weighted average remaining contractual life of all options outstanding, vested and exercisable as of December 31, 2022 was 2.1 years. Furthermore, the aggregate intrinsic value of options outstanding as of December 31, 2022 and 2021, was $0 and $3,641,063, respectively, and in each case based on the fair value of the Company’s common stock on December 31, 2022 and 2021, respectively.

During the year ended December 31, 2022, the Company issued 185,216 net shares of common stock upon the cashless exercise of options underlying 217,500 shares of common stock, and option holders cancelled options to purchase 7,175,000 shares of common stock.

During the year ended December 31, 2021, the Company granted to Directors and employees options to purchase a total of 7,300,000 shares of the Company’s common stock with a fair value of $17,850,000, which will be amortized over the vesting period. The total fair value of options that vested during the year ended December 31, 2021 was $9,726,950 and was included in stock based compensation expense in the accompanying statement of operations. As of December 31, 2021, the amount of unvested compensation related to the unvested options was $8,925,000 which will be recorded as an expense in future periods as the options vest. During the year ended December 31, 2021, the Company issued 302,644 net shares of common stock upon the exercise of options underlying 317,500 shares of common stock, resulting in net cash proceeds of $50,625.

On December 1, 2021, the Company granted certain of its Directors and employees options to purchase a total of 7,000,000 shares of the Company’s common stock with an exercise price of $2.65 per share, a term of 5 years, and a shall vest upon a VWAP of the Company’s common stock reaching the following targets: at such time as there is a VWAP equal to $2.50 of the Company’s common stock when computed over 30 consecutive trading days, 25% of each Executive’s Options shall vest; at such time as there is a VWAP equal to $3.00 of the Company’s common stock when computed over 30 consecutive trading days, 25% of each Executive’s Options shall vest; at such time as there is a VWAP equal to $3.50 of the Company’s common stock when computed over 30 consecutive trading days, 25% of each Executive’s Options shall vest; and at such time as there is a VWAP equal to $4.00 of the Company’s common stock when computed over 30 consecutive trading days, 25% of each Executive’s Options shall vest.

Additional information regarding stock options outstanding and exercisable as of December 31, 2022 is as follows:

Option		Remaining
Exercise	Options	Contractual	Options
Price	Outstanding	Life (in years)	Exercisable
$0.25	259,250	2.1	259,250